Fair Value Measurements - Summary of Assets and Liabilities That Are Measured At Fair Value On Recurring Basis (Parenthetical) (Detail)	Mar. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash held in trust Account	$ 1,917,469
U.S. Government Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash held in trust Account	$ 629